CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income (loss)	$ 12,212	$ 4,062	$ 28,401	$ 3,022
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,263	2,636	10,526	5,265
Equity in losses (earnings) of joint ventures	(1,551)	1,866	(6,360)	8,575
Changes in accrued interest income on advances to joint ventures	1,398	(138)	2,595	(303)
Amortization of deferred debt issuance cost and fair value of debt assumed	210	520	423	1,043
Amortization in revenue for above market contract	906	598	1,801	1,196
Changes in accrued interest expense	93	(273)	(96)	(221)
Net currency exchange losses (gains)	787	23	921	(27)
Unrealized loss (gain) on derivative instruments	(247)	(326)	(910)	(662)
Non-cash revenue: tax paid directly by charterer	(432)	0	(432)	0
Non-cash income tax expense: tax paid directly by charterer	432	0	432	0
Deferred tax expense and uncertain tax position	924	470	1,978	811
Issuance of units for Board of Directors' fees	189	189	189	189
Other adjustments	151	37	308	64
Changes in working capital:
Restricted cash	(3,078)	(453)	(3,844)	559
Trade receivables	182	(22)	(185)	(27)
Inventory	17	16	31	33
Prepaid expenses and other receivables	690	284	1	9
Trade payables	(625)	(395)	(874)	(877)
Amounts due to owners and affiliates	(2,437)	(3,393)	(1,313)	(1,174)
Value added and withholding tax liability	652	1,595	1,909	2,446
Accrued liabilities and other payables	(558)	197	(746)	(485)
Net cash provided by (used in) operating activities	15,178	7,493	34,755	19,436
INVESTING ACTIVITIES
Expenditure for purchase of Hoegh Grace entities	(407)	0	(92,175)	0
Cash acquired in the purchase of the Hoegh Grace entities	0	0	3,774	0
Decrease in restricted cash designated for purchase of the Hoegh Grace entities	0	0	91,768	0
Expenditure for vessel and other equipment	(8)	(317)	(14)	(537)
Receipts from repayment of principal on advances to joint ventures	0	2,316	0	3,970
Receipts from repayment of principal on direct financing lease	861	789	1,704	1,561
Net cash provided by (used in) investing activities	446	2,788	5,057	4,994
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	10,100	0	11,700	0
Repayment of long-term debt	(11,364)	(8,053)	(22,729)	(16,105)
Repayment of customer loan for funding of value added liability on import	0	0	(1,258)	(2,869)
Payment of debt issuance cost	0	5	0	0
Cash distributions to unitholders	(14,438)	(10,967)	(28,155)	(21,934)
Cash distributions to non-controlling interest	(3,920)	0	(3,920)	0
Proceeds from indemnifications received from Hoegh LNG	605	292	1,009	1,257
(Increase) decrease in restricted cash	78	157	78	359
Net cash provided by (used in) financing activities	(18,939)	(18,566)	(43,275)	(39,292)
Increase (decrease) in cash and cash equivalents	(3,315)	(8,285)	(3,463)	(14,862)
Cash and cash equivalents, beginning of period	18,767	26,291	18,915	32,868
Cash and cash equivalents, end of period	$ 15,452	$ 18,006	$ 15,452	$ 18,006